Long-Term Debt - Disclosure of Schedule of Principle Repayments of Long-Term Debt Over the Next Five Years (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Long Term Debt [Line Items]
Less than 1 Year	$ 35,750
1-2 Years	35,750
2-3 Years	35,750
3-4 Years	35,750
4-5 Years	35,750
Greater than 5 Years	4,845,812
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Less than 1 Year	35,750
1-2 Years	35,750
2-3 Years	35,750
3-4 Years	35,750
4-5 Years	35,750
Greater than 5 Years	2,892,625
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Less than 1 Year	0
1-2 Years	0
2-3 Years	0
3-4 Years	0
4-5 Years	0
Greater than 5 Years	953,187
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Less than 1 Year	0
1-2 Years	0
2-3 Years	0
3-4 Years	0
4-5 Years	0
Greater than 5 Years	$ 1,000,000